TAXATION - Reconciliation of the beginning and ending amount of unrecognized tax benefits excluding the penalty and interest (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
TAXATION
Balance at the beginning of year	¥ 63,899	$ 8,754	¥ 67,172
Changes based on tax positions related to the current year	0	0
Additions related to prior year tax position	5,469	749	12,084
Decreases related to prior year tax position	(610)	(84)	(14,104)
Decrease related to disposal of CMSI	(1,011)	(139)	(7,861)
Decreases relating to expiration of applicable statute of limitation	(680)	(93)	(1,997)
Foreign currency translation	732	100	8,605
Balance at the end of year	¥ 67,799	$ 9,287	¥ 63,899